Deferred revenue	12 Months Ended
Mar. 31, 2014
Deferred revenue
Deferred revenue

13                                  Deferred revenue

(a)                                 Deferred revenue consists of the following:

	March 31,
	2013	2014	2014
	RMB	RMB	US$

Prepayments by customers prior to completion of cord blood processing services	94,471	93,597	15,056
Unearned storage fees	608,115	926,756	149,083
Total current and non-current deferred revenue	702,586	1,020,353	164,139

Representing:
Current portion	172,328	196,432	31,599
Non-current portion	530,258	823,921	132,540
Total current and non-current deferred revenue	702,586	1,020,353	164,139

(b)                                 An analysis of the unearned storage fees is as follows:

	Year ended March 31,
	2012	2013	2014	2014
	RMB	RMB	RMB	US$

Balance at beginning of year	199,470	361,034	608,115	97,824
Deferred revenue arising from new customers	260,531	376,536	485,290	78,067
Credited to income	(98,967)	(129,455)	(166,649)	(26,808)
Balance at end of year	361,034	608,115	926,756	149,083